Income Taxes (Income Taxes Included in The Statement of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes		$ 23,399	$ 22,773	$ 20,761
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical income tax expense (benefit)		$ 5,382	$ 5,238	$ 4,775
Change in valuation allowance				(346)
Non-deductible expenses	[1]	239	337	214
Differences between foreign currencies and dollar-adjusted financial statements-net		(739)	(479)	240
Tax rate differential		(3,251)	(3,340)	(3,072)
Other		(10)	194	219
Actual income tax expense (benefit)		$ 1,621	$ 1,950	$ 2,030

[1]	Including non-deductible share based compensation.